COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Schedule of the materials purchase commitment based on the latest negotiated actual purchase prices
	Wafer	Polysilicon
Year ending December 31	(Piece in Million)	(Metric Ton)
2014	300	3,250
2015	625	3,960
2016	625	2,650
2017	625	2,650
2018	625	2,650
Thereafter	1,250	5,300
Total	4,050	20,460

Year ending December 31	$million
2014	42.0
2015	41.0
2016	34.4
2017	32.8
2018	32.0
Total	182.2

Schedule of future minimum lease payments
Year ending December 31	$
2014	1,674,826
2015	1,336,125
2016	699,333
2017	—
2018	—
Thereafter	—
Total	3,710,284